Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Year			2029
Undistributed foreign earnings		$ 0
Minimum tax rate applied to corporations		21.00%	21.00%
Inflation Reduction Act [Member]
Income Tax Disclosure [Line Items]
Amount of excess of tax repurchased	$ 1,000,000
Inflation Reduction Act [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Minimum tax rate applied to corporations	15.00%
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards		$ 102,600	$ 79,900
Tax Credit Carryforward, Expiration Year		2040
Tax Credit Carryforward, Amount		$ 2,400
Capitalized research and development expenses		$ 3,700
Cost for amortization of research and development		5 years
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards		$ 11,000	10,000
Cost for amortization of research and development		15 years
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards		$ 92,400	$ 75,800
Tax Credit Carryforward, Expiration Year		2035
Tax Credit Carryforward, Amount		$ 4,100